Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

6. Leases

Operating leases as lessee

As of December 31, 2025, the Company has operating leases recorded on its consolidated balance sheets for office spaces that expire on various dates in 2026. The Company does not have options to extend or cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, at lease commence date, the Company considers options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option. The Company’s lease arrangements may contain both lease and non-lease components. The Company has separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangement are fixed.

The following table shows ROU assets and operating lease liabilities, and the associated financial statement line items as of December 31:

	2025	2024
Assets
Operating lease right-of-use assets, net	$733	$36,923

Liabilities
Operating lease liabilities, current	$733	$36,190
Operating lease liabilities, non-current	$-	$733

Weighted average remaining lease term (in years)	Approximately 0.08 years	Approximately 1.08 years
Weighted average discount rate (%)	5.50%	5.22%

Information relating to operating lease activities during the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the years ended December 31,
	2025	2024	2023
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	$-	$70,735	$-

Operating lease expenses
Amortization of operating lease right-of-use assets	$36,190	$33,812	$-
Interest of lease liabilities	1,010	2,653	-
Total operating lease expenses	$37,200	$36,465	$-

Maturities of lease liabilities were as follows:

As of December 31, 2025
2026	$736

Total lease payments	$736
Less: imputed interest	(3)
Total	$733